CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 6,928,242	$ (2,955,367)
Adjustments to reconcile net loss to net cash used in operating activities:
Reversal of allowance for accounts receivable	(7,504,925)	(317,232)
Allowance for advances to suppliers	125,639	1,349,917
(Reversal of allowance) allowance for prepaid expenses and other current assets	(9,074)	148,975
Allowance for inventories	(297,183)	(186,505)
Depreciation expense	248,076	718,862
Amortization of operating lease right-of-use assets	56,367	48,682
Amortization of intangible assets and land use right	99,670	105,898
Depreciation of biological assets	464,696	466,256
Gain on disposal of subsidiaries	(824,512)	0
Deferred income taxes	0	(8,982)
Amortization of deferred revenue	0	(40,936)
Interest expenses	54,738	212,277
Changes in operating assets and liabilities:
Accounts receivable	(7,461,178)	(3,748,263)
Inventories, net	1,447,226	(1,163,768)
Advances to suppliers	4,765,300	8,878,992
Prepaid expenses and other current assets	126,553	(67,605)
Accounts payable	297,446	(2,562,091)
Operating lease liabilities	0	(31,994)
Taxes payable	2,497	(1,116)
Accrued expenses and other current liabilities	23,104	(1,425,200)
Net cash used in operating activities	(1,457,318)	(579,200)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries, net of cash	(3,979)	0
Advances to a third party	(2,296,372)	(430)
Other receivables	0	(25,000)
Acquisition of a subsidiary, net of cash	0	122
Net cash (used in) provided by investing activities	(2,300,351)	24,448
Cash flows from financing activities:
Proceeds from warrants exercised	523,200	145,290
Proceeds from convertible notes	3,149,750	0
Repayment of related parties loans	0	(23,128)
Proceeds from related parties loans	0	361,528
Net cash provided by financing activities	3,672,950	483,690
Effect of exchange rate changes on cash	(1,156)	1,976
Net decrease in cash	(85,876)	(69,086)
Cash, beginning of period	317,323	195,502
Cash, end of period	231,447	126,416
Supplemental disclosure information:
Cash paid for income tax	334	11
Cash paid for interest	0	36,715
Supplemental non-cash activities:
Issuance of ordinary shares for convertible notes redemption	$ 2,760,000	$ 960,000